Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Liq: TD Bank, N.A.), 2.45%, 12/1/54(1)	$2,770	$ 2,770,000
		$ 2,770,000
Education — 1.3%
University of North Carolina at Chapel Hill, 3.516%, (67% of SOFR + 1.05%), 12/1/41(2)	$4,500	$ 4,513,916
		$ 4,513,916
Electric Utilities — 6.4%
Gainesville, FL, Utilities System Revenue, (SPA: Truist Bank), 2.55%, 10/1/42(1)	$6,565	$ 6,565,000
Indiana Municipal Power Agency, (LOC: Truist Bank), 2.50%, 1/1/42(1)	4,730	4,730,000
Long Island Power Authority, NY, 3.00% to 9/1/28 (Put Date), 9/1/55	2,855	2,861,474
San Antonio, TX, Electric and Gas Systems Revenue:
3.08% to 12/1/28 (Put Date), 2/1/55	5,000	5,019,013
5.00%, 2/1/26	1,290	1,292,506
5.00%, 2/1/27	1,000	1,026,848
		$ 21,494,841
Escrowed/Prerefunded — 0.3%
Chicago, IL, Escrowed to Maturity, 5.00%, 1/1/28	$790	$ 826,096
		$ 826,096
General Obligations — 19.1%
Argyle Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 8/15/57	$2,500	$ 2,546,465
Bergen County Improvement Authority, NJ, (County Guaranteed Government Pooled), 4.00%, 5/21/26	3,000	3,016,196
Cass County Joint Water Resource District, ND, 3.45%, 4/1/27	1,250	1,250,262
Chicago Board of Education, IL, 4.00%, 12/1/27	3,215	3,207,481
Chicago, IL, 5.00%, 1/1/28	1,680	1,718,857
Dallas Independent School District, TX, (PSF Guaranteed), 5.00% to 2/15/26 (Put Date), 2/15/55	4,000	4,010,531
Dickinson Independent School District, TX, (PSF Guaranteed), 3.10% to 8/2/27 (Put Date), 8/1/37	1,250	1,252,512
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed):
4.00% to 8/1/27 (Put Date), 8/1/50	1,605	1,634,086
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Eagle Mountain and Saginaw Independent School District, TX, (PSF Guaranteed): (continued)
Prerefunded to 8/1/27, 4.00%, 8/1/50	$20	$ 20,428
El Paso, TX, 5.00%, 8/15/26	1,000	1,014,317
Evanston Township High School District No. 202, IL, 5.00%, 12/1/26	1,765	1,768,002
Fort Bend Independent School District, TX, (PSF Guaranteed), 3.80% to 8/1/28 (Put Date), 8/1/55	1,900	1,943,368
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	3,600	3,610,705
Illinois, 5.00%, 3/1/26	1,100	1,103,989
Lake County, OH, 3.75%, 9/16/26	2,335	2,351,269
Marthas Vineyard Regional Transit Authority, MA, 4.25%, 4/9/26	2,750	2,758,451
New Caney Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/27 (Put Date), 2/15/50	1,400	1,426,020
North Bergen Township, NJ, 5.00%, 4/20/26	5,000	5,035,260
Northside Independent School District, TX, (PSF Guaranteed), 3.55% to 6/1/28 (Put Date), 6/1/50	2,500	2,531,252
Philadelphia School District, PA, 5.00%, 9/1/28	1,745	1,845,420
Prosper Independent School District, TX, (PSF Guaranteed), 4.00% to 8/15/28 (Put Date), 2/15/53	3,000	3,100,658
Puerto Rico, 5.625%, 7/1/27	5,090	5,199,635
Quincy, MA, 5.00%, 7/24/26	7,597	7,697,650
South Country Central School District at Brookhaven, NY, 4.125%, 5/29/26	1,900	1,911,432
Texas, (AMT), 5.00%, 8/1/27	2,500	2,503,344
		$ 64,457,590
Hospital — 12.2%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.02%, (SIFMA + 0.70%), 11/15/47(2)	$7,130	$ 7,067,489
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.625% to 6/15/27 (Put Date), 1/15/48	1,500	1,514,385
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 9/1/29	1,500	1,608,352
5.00% to 8/1/26 (Put Date), 8/1/49	4,045	4,050,963
Colorado Health Facilities Authority, (Intermountain Healthcare), 3.87%, (SIFMA + 0.55%), 5/15/61(2)	3,000	2,998,759
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/27	1,600	1,654,531
Franklin County, OH, (Trinity Health Credit Group), 2.95%, 12/1/46(3)	1,000	1,000,005
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health), 5.00% to 12/1/26 (Put Date), 7/1/49	1,490	1,518,653

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Idaho Health Facilities Authority, (CHE Trinity Health Credit Group), 2.95%, 12/1/48(3)	$750	$ 750,004
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/26	5,500	5,513,744
Kentucky Economic Development Finance Authority, (Catholic Health), 2.47%, 5/1/34(4)	5,995	5,995,000
Massachusetts Development Finance Agency, (Partners HealthCare System), 3.92%, (SIFMA + 0.60%), 7/1/49(2)(5)	1,000	1,000,364
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/26	1,000	1,021,601
New Hampshire Business Finance Authority, (Novant Health Obligated Group), (LOC: Truist Bank), 2.55%, 11/1/64(1)	2,900	2,900,000
Pennsylvania Economic Development Financing Authority, (UPMC), 4.02%, (SIFMA + 0.70%), 11/15/47(2)	1,000	995,546
Tarrant County Cultural Education Facilities Finance Corp., TX, (Christus Health), 5.00%, 7/1/26	1,500	1,516,565
		$ 41,105,961
Housing — 8.8%
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program), Sustainability Bonds, 3.35% to 5/15/27 (Put Date), 11/15/66	$1,305	$ 1,305,412
Florida Housing Finance Corp., (Osprey Sound Apartments), 3.00% to 9/1/28 (Put Date), 3/1/43	2,000	2,000,925
Hawaii Housing Finance and Development Corp., (Hale Moiliili LP), 3.30% to 12/1/27 (Put Date), 12/1/29	2,500	2,517,945
Kansas Development Finance Authority, (Bureau Lofts), 2.70% to 10/1/28 (Put Date), 10/1/46	1,500	1,481,872
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, TN, (Artist Lofts), 3.20% to 12/1/29 (Put Date), 12/1/59	1,925	1,930,436
Michigan Housing Development Authority, (Hom Flats at 28 West), 2.70% to 10/1/28 (Put Date), 10/1/43	2,345	2,316,660
New Jersey Housing and Mortgage Finance Agency, Social Bonds, 3.05%, 11/1/29	3,500	3,488,187
New Jersey Housing and Mortgage Finance Agency, (Rowan Towers), 3.10% to 7/1/28 (Put Date), 7/1/29	810	812,230
New York Mortgage Agency:
Social Bonds, (AMT), 1.05%, 4/1/26	1,275	1,264,977
Social Bonds, (AMT), 1.15%, 10/1/26	1,330	1,301,117
Social Bonds, (AMT), 5.00%, 10/1/26	1,300	1,316,586
North Carolina Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20% to 1/15/26 (Put Date), 7/1/56	1,020	1,019,939
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Phoenix Industrial Development Authority, AZ, (Broadway Farms at Hurley Station, Phase I), 3.10% to 2/1/28 (Put Date), 2/1/59	$1,500	$ 1,504,770
Pima County Industrial Development Authority, AZ, (Flats at Ballpark Village), 2.71% to 4/1/28 (Put Date), 10/1/59	1,585	1,568,612
Rhode Island Housing and Mortgage Finance Corp., Green Bonds, 3.60% to 10/1/27 (Put Date), 10/1/54	1,250	1,251,874
Virginia Housing Development Authority, 3.125% to 4/1/27 (Put Date), 7/1/56	1,650	1,650,139
Wisconsin Housing and Economic Development Authority, Housing Revenue:
3.75% to 5/1/28 (Put Date), 11/1/55	2,525	2,542,269
3.875% to 5/1/27 (Put Date), 11/1/54	485	485,232
		$ 29,759,182
Industrial Development Revenue — 13.4%
Burke County Development Authority, GA, (Georgia Power Co.), 3.30% to 8/21/29 (Put Date), 12/1/49	$750	$ 753,391
California Municipal Finance Authority, (Waste Management, Inc.), (AMT), 3.45%, 10/1/45(3)	2,500	2,500,069
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 4.00% to 6/1/29 (Put Date), 6/1/49	3,000	3,042,618
Cumberland County Industrial Facilities and Pollution Control Financing Authority, NC, (AMT), 3.125% to 12/1/26 (Put Date), 12/1/27	3,500	3,497,890
Houston, TX, (United Airlines, Inc.), (AMT), 5.25%, 7/15/26	1,500	1,511,175
Industrial Development Board of the City of Mobile, Alabama, (Alabama Power Co. Barry Plant), 3.30% to 3/12/26 (Put Date), 7/15/34	3,000	3,001,735
Iowa Finance Authority, (Renewable Natural Gas), Green Bonds, (AMT), (LOC: Citibank, N.A.), 3.875% to 4/1/26 (Put Date), 1/1/42	825	824,165
Lewisburg Industrial Development Board, TN, (Waste Management, Inc.), (AMT), 3.40%, 7/2/35(3)	1,100	1,100,140
Mission Economic Development Corp., TX, (Republic Services, Inc.), (AMT), 3.45%, 5/1/50(3)	1,250	1,250,180
Mississippi Business Finance Corp., (Chevron USA, Inc.):
2.50%, 12/1/30(1)	2,970	2,970,000
2.50%, 11/1/35(1)	2,580	2,580,000
Nevada Department of Business and Industry, (Republic Services, Inc.), (AMT), 3.45% to 6/1/26 (Put Date), 12/1/26(5)	1,000	1,000,062
New Hampshire Business Finance Authority, (Waste Management, Inc.), (AMT), 4.00% to 7/1/26 (Put Date), 10/1/33	4,000	4,003,952

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/27	$1,000	$ 1,016,649
New York Transportation Development Corp., (John F. Kennedy International Airport), (AMT), 2.25%, 8/1/26	645	641,400
Ohio Air Quality Development Authority, (American Electric Power Co., Inc.), (AMT), 3.70%, 10/1/28	3,000	3,010,809
Parish of St. John the Baptist, LA, (Marathon Oil Corp.), 3.30% to 7/3/28 (Put Date), 6/1/37	3,500	3,543,743
West Virginia Economic Development Authority, (Appalachian Power Co.):
3.375% to 6/15/28 (Put Date), 3/1/40	1,000	1,011,433
(AMT), 3.30% to 9/1/28 (Put Date), 1/1/41	2,500	2,519,785
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 6/5/26 (Put Date), 12/1/44	5,500	5,550,898
		$ 45,330,094
Insured - General Obligations — 1.6%
Allegheny County, PA, (AG), 3.432%, (67% of SOFR + 0.55%), 11/1/26(2)	$840	$ 839,990
Cicero County School District No. 99, IL, (BAM), 4.00%, 12/1/26	1,150	1,159,951
Colorado Science and Technology Park Metropolitan District No. 1, (AG), 5.00%, 12/1/26	375	381,631
Luzerne County, PA, (AG), 5.00%, 6/15/28	1,125	1,187,708
Washington, (AMBAC), 0.00%, 12/1/26	2,000	1,952,800
		$ 5,522,080
Insured - Special Tax Revenue — 0.9%
Casino Reinvestment Development Authority, Inc., NJ, (AG), 5.00%, 11/1/26	$865	$ 880,012
Sports and Exhibition Authority of Pittsburgh and Allegheny County, PA, (AG), 4.00%, 2/1/26	2,055	2,057,072
		$ 2,937,084
Lease Revenue/Certificates of Participation — 2.7%
Jacksonville, FL, 5.00%, 10/1/26	$1,085	$ 1,105,069
Los Angeles, CA, 5.00%, 6/25/26	5,000	5,067,794
Oklahoma Capitol Improvement Authority, 5.00%, 7/1/26	2,000	2,023,973
San Antonio Municipal Facilities Corp., TX, (City Tower Renovation), 5.00% to 8/1/27 (Put Date), 8/1/50	1,000	1,031,119
		$ 9,227,955
Other Revenue — 9.2%
Black Belt Energy Gas District, AL:
4.302%, (67% of SOFR + 1.85%), 6/1/49(2)	$2,500	$ 2,552,056
5.00%, 5/1/29	1,000	1,051,814
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Black Belt Energy Gas District, AL: (continued)
5.50% to 2/1/29 (Put Date), 6/1/49	$5,000	$ 5,276,540
Illinois Finance Authority, (Field Museum of Natural History), 3.782%, (70% of SOFR + 1.15%), 11/1/34(2)	1,525	1,527,514
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 9/1/27 (Put Date), 7/1/52	675	681,608
5.00%, 3/1/26	350	351,000
5.00%, 6/1/26	150	151,104
5.00%, 9/1/26	275	278,293
5.00%, 12/1/26	850	863,183
5.00%, 12/1/26	500	508,298
5.00%, 3/1/27	400	408,050
5.00%, 6/1/27	220	225,465
5.00%, 9/1/27	425	437,324
5.00%, 12/1/27	500	517,029
Northern California Energy Authority:
5.00%, 8/1/26	940	950,106
5.00%, 8/1/27	500	515,090
Northern California Gas Authority No. 1, Gas Project Revenue, 3.565%, (67% of 3 mo. SOFR + 0.72%), 7/1/27(2)	1,335	1,337,634
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/26	2,925	2,970,804
Southeast Energy Authority, AL, 5.00%, 10/1/30	5,000	5,374,109
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 6.25%, 12/15/26	540	557,076
Texas Municipal Gas Acquisition and Supply Corp. II, Gas Supply Revenue:
3.32%, (66% of 3 mo. SOFR + 0.863%), 9/15/27(2)	1,335	1,336,402
3.54%, (67% of 3 mo. SOFR + 1.045%), 9/15/27(2)	1,775	1,779,561
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply Revenue, 5.00%, 1/1/27	1,575	1,601,686
		$ 31,251,746
Senior Living/Life Care — 1.8%
Iowa Finance Authority, (Lifespace Communities, Inc.), 3.182%, (70% of SOFR + 0.55%), 5/15/56(2)	$5,500	$ 5,430,594
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities, Inc.), 5.00%, 8/1/26	700	706,396
		$ 6,136,990
Special Tax Revenue — 2.6%
Detroit Downtown Development Authority, MI, (Catalyst Development):
5.00%, 7/1/26	$600	$ 606,567

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Detroit Downtown Development Authority, MI, (Catalyst Development): (continued)
5.00%, 7/1/27	$1,000	$ 1,033,038
Louisiana Gasoline and Fuels Tax Revenue:
(LOC: TD Bank, N.A.), 2.45%, 5/1/43(1)	5,345	5,345,000
Series A-2, (LOC: TD Bank, N.A.), 2.45%, 5/1/43(1)	600	600,000
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	35	0
5.75%, 5/1/38	60	60,510
New York Housing Finance Agency, Sustainability Bonds, 3.35% to 6/15/29 (Put Date), 6/15/54	1,250	1,254,429
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(7)	90	37,012
		$ 8,936,556
Transportation — 9.7%
Cleveland, OH, Airport System Revenue, 5.00%, 1/1/28	$2,000	$ 2,090,585
Dallas and Fort Worth, TX, (Dallas Fort Worth International Airport), (AMT), 5.00%, 11/1/28	3,250	3,432,214
E-470 Public Highway Authority, CO, 3.269%, (67% of SOFR + 0.75%), 9/1/39(2)	2,000	1,996,542
Houston, TX, Airport System Revenue, (AMT), 5.00%, 7/1/28	1,000	1,047,362
Metropolitan Transportation Authority, NY, (LOC: Barclays Bank PLC), 2.70%, 11/1/32(1)	5,500	5,500,000
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/27	2,500	2,590,890
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/27	1,000	1,034,623
North Texas Tollway Authority, 5.00%, 1/1/26	4,000	4,000,000
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 3.36%, 12/1/38(4)	4,210	4,210,000
Port of Seattle, WA, (AMT), 5.00%, 5/1/27	1,000	1,026,890
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/28	1,000	1,049,032
Triborough Bridge and Tunnel Authority, NY, (LOC: Barclays Bank PLC), 2.50%, 1/1/32(1)	4,040	4,040,000
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/27	800	823,722
		$ 32,841,860
Water and Sewer — 7.0%
Boston Water and Sewer Commission, MA, 4.00%, 11/1/27	$1,260	$ 1,261,202
Clairton Municipal Authority, PA, 5.00%, 12/1/26	700	712,568
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
District of Columbia Water and Sewer Authority, (SPA: Bank of America, N.A.), 2.55%, 10/1/60(1)	$5,000	$ 5,000,000
East County Advanced Water Purification Joint Powers Authority, CA, Green Bonds, 3.125%, 9/1/26	5,000	5,010,323
Houston, TX, Combined Utility System Revenue, 5.00%, 11/15/26	2,750	2,808,612
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/26	1,250	1,268,921
Jersey City Municipal Utilities Authority, NJ, 5.00%, 5/1/26	5,000	5,039,080
King County, WA, Sewer Improvement and Refunding Revenue, (SPA: U.S. Bank, N.A.), 2.50%, 1/1/65(1)	1,600	1,600,000
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Mizuho Bank, Ltd.), 2.50%, 6/15/44(1)	1,000	1,000,000
		$ 23,700,706
Total Tax-Exempt Municipal Obligations (identified cost $330,241,934)		$330,812,657

Taxable Municipal Obligations — 0.6%
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.6%
Sales Tax Securitization Corp., IL, 4.089%, 1/1/28	$2,000	$ 2,010,773
Total Taxable Municipal Obligations (identified cost $2,000,000)		$ 2,010,773
Total Investments — 98.4% (identified cost $332,241,934)		$332,823,430
Other Assets, Less Liabilities — 1.6%		$ 5,266,176
Net Assets — 100.0%		$338,089,606
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(2)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2025.
(3)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.

Eaton Vance
National Ultra-Short Municipal Income Fund
December 31, 2025
Portfolio of Investments (Unaudited) — continued

(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at December 31, 2025.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $2,000,426 or 0.6% of the Fund's net assets.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(7)	Security is in default and making only partial interest payments.
At December 31, 2025, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	16.8%
Others, representing less than 10% individually	81.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2025, 2.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 1.6% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at December 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$330,812,657	$ —	$330,812,657
Taxable Municipal Obligations	—	2,010,773	—	2,010,773
Total Investments	$—	$332,823,430	$—	$332,823,430
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.